MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 107.8%
	AEROSPACE & DEFENSE — 0.6%
413,000	AeroVironment, Inc.(a),(d)	(2.3700)	07/15/30	$465,173

	BIOTECH & PHARMA — 13.0%
1,500,000	Amphastar Pharmaceuticals, Inc.	2.0000	03/15/29	1,292,171
1,500,000	Ascendis Pharma A/S	2.2500	04/01/28	1,891,047
1,250,000	Bridgebio Pharma, Inc.(b)	1.7500	03/01/31	1,550,543
1,500,000	Collegium Pharmaceutical, Inc.	2.8750	02/15/29	1,635,540
1,250,000	Halozyme Therapeutics, Inc.(d)	1.0000	08/15/28	1,543,704
1,700,000	Immunocore Holdings plc(d)	2.5000	02/01/30	1,492,210
				9,405,215
	COMMERCIAL SUPPORT SERVICES — 2.3%
1,750,000	Alarm.com Holdings, Inc.(d)	2.2500	06/01/29	1,692,758

	ELECTRIC UTILITIES — 12.1%
1,500,000	CenterPoint Energy, Inc.(d)	4.2500	08/15/26	1,670,347
1,500,000	Duke Energy Corporation(d)	4.1250	04/15/26	1,607,472
1,500,000	Ormat Technologies, Inc.(d)	2.5000	07/15/27	1,703,284
1,000,000	PG&E Corporation	4.2500	12/01/27	998,662
1,500,000	PPL Capital Funding, Inc.(d)	2.8750	03/15/28	1,675,442
1,000,000	WEC Energy Group, Inc.(d)	4.3750	06/01/27	1,156,467
				8,811,674
	ELECTRICAL EQUIPMENT — 7.3%
1,500,000	Advanced Energy Industries, Inc.(d)	2.5000	09/15/28	1,843,020
1,750,000	Itron, Inc.(d)	1.3750	07/15/30	2,011,615
1,200,000	Mirion Technologies, Inc.(b),(d)	0.2500	06/01/30	1,420,010
				5,274,645
	ENGINEERING & CONSTRUCTION — 4.0%
1,250,000	Fluor Corporation(d)	1.1250	08/15/29	1,760,692
1,000,000	Tetra Tech, Inc. (d)	2.2500	08/15/28	1,140,568
				2,901,260
	HOME CONSTRUCTION — 2.0%
1,500,000	Meritage Homes Corporation	1.7500	05/15/28	1,483,314

1

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 107.8% (Continued)
	HOUSEHOLD PRODUCTS — 1.5%
1,000,000	Oddity Finance, LLC(a),(b),(d)	(1.1000)	06/15/30	$1,055,540

	INTERNET MEDIA & SERVICES — 4.0%
1,500,000	DoorDash, Inc.(a),(b)	(1.7300)	05/15/30	1,630,862
1,137,000	Uber Technologies, Inc.(b),(d),(f)	4.5700	05/15/28	1,273,671
				2,904,533
	MEDICAL EQUIPMENT & DEVICES — 12.0%
1,000,000	Dexcom, Inc.	0.3750	05/15/28	925,524
1,500,000	Haemonetics Corporation(d)	2.5000	06/01/29	1,498,654
1,500,000	Integer Holdings Corporation(b),(d)	1.8750	03/15/30	1,474,419
1,000,000	LeMaitre Vascular, Inc.(b)	2.5000	02/01/30	999,624
1,500,000	LivaNova plc(d)	2.5000	03/15/29	1,503,209
1,500,000	Omnicell, Inc.(b),(d)	1.0000	12/01/29	1,368,078
1,000,000	Repligen Corporation	1.0000	12/15/28	974,728
				8,744,236
	PUBLISHING & BROADCASTING — 2.7%
1,500,000	Liberty Media Corp-Liberty Formula One(d)	2.2500	08/15/27	1,954,908

	RENEWABLE ENERGY — 2.7%
1,850,000	Array Technologies, Inc.(b),(d)	2.8750	07/01/31	1,962,135

	SEMICONDUCTORS — 2.2%
1,500,000	MACOM Technology Solutions Holdings, Inc.(a),(b),(d)	(1.0200)	12/15/29	1,568,605

	SOFTWARE — 29.9%
1,500,000	Akamai Technologies, Inc.	0.3750	09/01/27	1,441,999
2,000,000	Bentley Systems, Inc.	0.3750	07/01/27	1,927,794
1,000,000	BlackLine, Inc.	1.0000	06/01/29	1,042,090
1,750,000	Box, Inc.(b)	1.5000	09/15/29	1,759,846
2,100,000	Cloudflare, Inc.(a),(b)	(2.1800)	06/15/30	2,338,193
1,600,000	CyberArk Software Ltd.(a),(b)	(1.0000)	06/15/30	1,647,206
1,500,000	Dropbox, Inc.(a),(d)	0.2900	03/01/28	1,488,656
1,500,000	Guidewire Software, Inc.(b)	1.2500	11/01/29	1,722,853
1,200,000	Life360, Inc.(a),(b),(d)	(3.4000)	06/01/30	1,418,552
2

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 107.8% (Continued)
	SOFTWARE — 29.9% (Continued)
1,500,000	Progress Software Corporation(d)	3.5000	03/01/30	$1,561,171
1,653,000	Rubrik, Inc.(a),(b),(d)	(1.4500)	06/15/30	1,775,208
1,500,000	Tyler Technologies, Inc.(d)	0.2500	03/15/26	1,814,129
1,760,000	Zscaler, Inc.(a),(b),(d)	0.7700	07/15/28	1,720,740
				21,658,437
	TECHNOLOGY HARDWARE — 3.8%
2,167,000	Super Micro Computer, Inc.(a),(b),(d)	(4.8600)	06/15/30	2,763,106

	TECHNOLOGY SERVICES — 5.0%
1,000,000	CSG Systems International, Inc.	3.8750	09/15/28	1,106,536
1,000,000	Global Payments, Inc.(d)	1.5000	03/01/31	908,677
1,500,000	Parsons Corporation(d)	2.6250	03/01/29	1,641,036
				3,656,249
	TRANSPORTATION & LOGISTICS — 1.2%
750,000	World Kinect Corporation(d)	3.2500	07/01/28	853,180

	TRANSPORTATION EQUIPMENT — 1.5%
1,000,000	Greenbrier Companies, Inc.(d)	2.8750	04/15/28	1,066,906

	TOTAL CONVERTIBLE BONDS (Cost $74,088,222)			78,221,874

Shares
	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
217,166	BlackRock Liquidity Funds T-Fund, Institutional Class, 4.17%(c)			217,166
	TOTAL MONEY MARKET FUNDS (Cost $217,166)			217,166

	TOTAL SHORT-TERM INVESTMENTS (Cost $217,166)			217,166

	TOTAL INVESTMENTS – 108.1% (Cost $74,305,388)			$78,439,040
	SECURITIES SOLD SHORT – (50.7)% (Proceeds - $34,140,678)			(36,770,565)
	OTHER ASSETS IN EXCESS OF LIABILITIES – 42.6%			30,921,439
	NET ASSETS - 100.0%			$72,589,914

3

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS(e) — (50.7)%
	AEROSPACE & DEFENSE - (0.3)%
(900)	AeroVironment, Inc.	$(240,876)

	AUTOMOTIVE - (0.7)%
(85,100)	Aurora Innovation, Inc.	(494,431)

	BIOTECH & PHARMA - (5.5)%
(8,300)	Amphastar Pharmaceuticals, Inc.	(173,885)
(5,700)	Ascendis Pharma A/S - ADR	(988,950)
(19,100)	Bridgebio Pharma, Inc.	(902,857)
(26,400)	Collegium Pharmaceutical, Inc.	(788,304)
(15,000)	Halozyme Therapeutics, Inc.	(899,550)
(7,200)	Immunocore Holdings plc - ADR	(235,944)
		(3,989,490)
	ELECTRIC UTILITIES - (6.6)%
(26,300)	CenterPoint Energy, Inc.	(1,020,966)
(7,300)	Duke Energy Corporation	(887,972)
(10,000)	Ormat Technologies, Inc.	(894,100)
(11,300)	PG&E Corporation	(158,426)
4

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS(e) — (50.7)% (Continued)
	ELECTRIC UTILITIES - (6.6)% (Continued)
(29,100)	PPL Corporation	$(1,038,579)
(7,200)	WEC Energy Group, Inc.	(785,376)
		(4,785,419)
	ELECTRICAL EQUIPMENT - (5.2)%
(7,500)	Advanced Energy Industries, Inc.	(1,041,900)
(9,300)	Alarm.com Holdings, Inc.	(508,059)
(10,400)	Itron, Inc.	(1,295,216)
(39,000)	Mirion Technologies, Inc.	(871,650)
		(3,716,825)
	ENGINEERING & CONSTRUCTION - (2.5)%
(21,600)	Fluor Corporation	(1,226,232)
(16,200)	Tetra Tech, Inc.	(595,188)
		(1,821,420)
	HOME CONSTRUCTION - (0.4)%
(4,800)	Meritage Homes Corporation(d)	(323,232)

	INTERNET MEDIA & SERVICES - (1.2)%
(3,500)	DoorDash, Inc., Class A	(875,875)

	MEDICAL EQUIPMENT & DEVICES - (3.2)%
(1,800)	DexCom, Inc.	(145,386)
(6,500)	Haemonetics Corporation	(481,260)
(5,600)	Integer Holdings Corporation	(607,656)
(4,800)	LeMaitre Vascular, Inc.	(389,952)
(9,700)	LivaNova plc	(409,243)
(2,400)	Repligen Corporation	(280,968)
		(2,314,465)
	OIL & GAS PRODUCERS - (0.7)%
(18,700)	World Kinect Corporation	(509,949)

	PUBLISHING & BROADCASTING - (1.8)%
(12,900)	Liberty Media Corp-Liberty Formula One	(1,294,515)

5

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS(e) — (50.7)% (Continued)
	RENEWABLE ENERGY - (1.7)%
(186,400)	Array Technologies, Inc.	$(1,211,600)

	SEMICONDUCTORS - (1.1)%
(5,775)	MACOM Technology Solutions Holdings, Inc.	(791,984)

	SOFTWARE - (14.7)%
(4,900)	Akamai Technologies, Inc.	(373,919)
(7,200)	Bentley Systems, Inc., Class B	(417,456)
(9,500)	Blackline, Inc.	(510,910)
(23,000)	Box, Inc., CLASS A	(738,300)
(5,800)	Cloudflare, Inc., Class A	(1,204,544)
(1,900)	CyberArk Software Ltd.	(781,793)
(20,000)	Dropbox, Inc., Class A	(543,400)
(4,300)	Guidewire Software, Inc.	(972,746)
(11,200)	Life360, Inc.	(857,808)
(7,200)	Oddity Tech Ltd.	(504,504)
(11,800)	Omnicell, Inc.	(365,918)
(12,450)	Progress Software Corporation	(598,596)
(9,200)	Rubrik, Inc., Class A	(873,540)
(2,400)	Tyler Technologies, Inc.	(1,402,944)
(1,900)	Zscaler, Inc.	(542,564)
		(10,688,942)
	TECHNOLOGY HARDWARE - (2.7)%
(33,100)	Super Micro Computer, Inc.	(1,951,907)

	TECHNOLOGY SERVICES - (1.8)%
(8,000)	CSG Systems International, Inc.	(499,680)
(2,500)	Global Payments, Inc.	(199,875)
(8,400)	Parsons Corporation	(623,280)
		(1,322,835)
	TRANSPORTATION EQUIPMENT - (0.6)%
(9,600)	Greenbrier Companies, Inc.	(436,800)

6

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS(e) — (50.7)% (Continued)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $34,140,678)	$(36,770,565)

(a)	Zero coupon bond; rate disclosed is the effective yield as of July 31, 2025.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025 the total market value of 144A securities is $29,449,191 or 40.6% of net assets.
(c)	Rate disclosed is the seven-day effective yield as of July 31, 2025.
(d)	All or a portion of this security is segregated as collateral for the line of credit as of July 31,2025; total fair value amount of collateral was $38,852,137.
(e)	Non-income producing security.
(f)	Interest rate represents the comparable yield on the contingent payment debt instrument.

7